UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03489

THE WRIGHT MANAGED EQUITY TRUST
440 Wheelers Farms Road
Milford, Connecticut 06461

Christopher A. Madden
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2010 – March 31, 2010

Item 1.  Schedule of Investments.

Wright International Blue Chip Equities Fund (WIBC)

Portfolio of Investments - As of March 31, 2010 (Unaudited)

		Shares	Value

	EQUITY INTERESTS - 99.6%

	AUSTRALIA - 1.6%
	BHP Billiton, Ltd.	27,455	$ 1,098,449

	AUSTRIA - 0.2%
	Voestalpine AG	3,780	$ 153,186

	CANADA - 10.4%
	Agrium, Inc.	6,480	$ 458,719
	Canadian National Railway Co.	11,346	689,338
	Cenovus Energy, Inc.	15,259	399,016
	CGI Group, Inc. - Class A*	59,939	898,007
	EnCana Corp.	15,241	474,709
	Groupe Aeroplan, Inc.	28,506	299,235
	Methanex Corp.	13,444	325,979
	Research In Motion, Ltd.*	7,069	524,313
	Sino Forest Corp. - Class A	22,900	449,175
	Sun Life Financial, Inc.	16,129	519,377
	Teck Resources, Ltd. - Class B*	11,984	522,687
	Toronto-Dominion Bank (The)	19,834	1,479,901
			$ 7,040,456

	CHINA- 1.0%
	Sinopharm Group Co.	82,000	$ 368,565
	Xinao Gas Holdings, Ltd.	130,000	332,170
			$ 700,735

	CYPRUS - 0.5%
	Bank of Cyprus Public Co., Ltd.	53,237	$ 337,124

	DENMARK- 1.3%
	Carlsberg A/S - Class B (1)	10,428	$ 876,787

	FRANCE - 11.9%
	BNP Paribas	13,140	$ 1,010,955
	Bouygues SA	12,911	650,228
	Carrefour SA	11,261	543,741
	Cie de Saint-Gobain	8,141	392,155
	Danone	4,777	288,283
	France Telecom SA	10,021	240,205
	Lagardere SCA	8,816	357,391
	Pinault-Printemp	2,754	367,315
	Sanofi-Aventis SA	9,278	692,858
	Schneider Electric SA	3,419	401,743
	Societe Generale	10,906	687,155
	Technip SA	4,824	392,947
	Total SA	17,168	998,426
	Vallourec SA	3,890	785,849
	Vinci SA	4,348	256,717
			$ 8,065,968

	GERMANY - 5.9%
	Adidas AG	5,478	$ 293,304
	BASF SE	15,891	988,882
	Deutsche Boerse AG	4,290	318,393
	Fresenius SE (Preferred Stock) (1)	4,494	338,276
	Henkel AG & Co. KGaA (Preferred Stock)	6,622	356,617
	MAN SE (1)	3,614	302,991
	Muenchener Rueckversicherungs-Gesellschaft AG	3,797	618,068
	SAP AG	9,056	438,988
	Siemens AG	3,142	315,669
			$ 3,971,188

	GREECE - 0.8%
	JUMBO SA	33,446	$ 339,418
	OPAP SA	7,573	172,150
			$ 511,568

	HONG KONG - 2.8%
	Cheung Kong Holdings, Ltd.	31,000	$ 399,243
	CLP Holdings, Ltd. (Ordinary)	151,000	1,079,308
	Hong Kong Exchanges & Clearing, Ltd.	24,100	402,251
			$ 1,880,802

	INDIA - 0.7%
	ICICI Bank, Ltd., ADR	10,606	$ 452,876

	ISRAEL - 0.7%
	Mellanox Technologies, Ltd.*	20,457	$ 482,171

	ITALY - 4.1%
	Enel SpA	212,968	$ 1,193,011
	ENI SpA (Azioni Ordinarie)	67,709	1,591,387
			$ 2,784,398

	JAPAN - 18.3%
	Astellas Pharma, Inc.	23,000	$ 833,208
	Daito Trust Co.nstruction Co., Ltd.	5,600	270,291
	Honda Motor Co., Ltd.	8,800	310,788
	ITOCHU Corp.	125,000	1,095,623
	Itochu Techno-Solutions Corp.	10,600	348,266
	JFE Holdings, Inc.	8,500	342,493
	Komatsu, Ltd.	10,700	224,443
	Makita Corp.	36,500	1,203,125
	Marubeni Corp.	230,000	1,430,116
	Mitsubishi Corp.	41,800	1,095,997
	Mitsui & Co., Ltd.	78,300	1,316,452
	NHK Spring Co., Ltd.	29,000	266,289
	Nidec Corp.	3,700	396,768
	Nippon Telegraph & Telephone Corp.	13,500	569,242
	Nissan Motor Co., Ltd.	50,400	432,046
	Nomura Research Institute, Ltd.	8,800	200,599
	NTT DoCoMo, Inc.	238	362,705
	Sankyo Co., Ltd.	11,400	564,266
	Shin-Etsu Chemical Co., Ltd.	7,200	418,408
	Tokyo Electron, Ltd.	5,800	384,846
	Tokyo Gas Co., Ltd.	65,000	286,601
			$ 12,352,572

	NETHERLANDS - 2.4%
	Chicago Bridge & Iron Co. NV*	15,182	$ 353,133
	ING Groep NV (Aandeel)	29,770	297,763
	Royal Dutch Shell PLC - Class B	36,390	1,002,156
			$ 1,653,052

	NORWAY - 0.6%
	Telenor ASA	30,276	$ 411,113

	RUSSIA - 1.0%
	Lukoil OAO, ADR	4,800	$ 272,160
	Mechel, ADR (1)	13,000	369,460
			$ 641,620

	SINGAPORE - 1.1%
	ARA Asset Management, Ltd.	466,000	$ 379,986
	Jardine Cycle & Carriage, Ltd.	17,000	357,255
			$ 737,241

	SOUTH AFRICA - 0.5%
	Sasol, Ltd.	8,083	$ 333,585

	SPAIN - 5.8%
	Acciona SA	4,172	$ 463,522
	Banco Bilbao Vizcaya Argentaria SA	27,513	377,118
	Banco Santander SA	74,236	988,415
	Mapfre SA	94,239	346,330
	Telefonica SA	73,410	1,742,266
			$ 3,917,651

	SWEDEN - 1.3%
	SKF AB - Class B	23,889	$ 425,866
	TeliaSonera AB	66,194	471,369
			$ 897,235

	SWITZERLAND - 10.7%
	ABB, Ltd.	13,605	$ 297,680
	Credit Suisse Group AG	14,533	750,433
	Holcim, Ltd.	3,098	231,346
	Nestle SA	33,773	1,732,689
	Novartis AG	13,232	715,940
	Roche Holding AG	4,032	655,049
	Swatch Group AG (The) - Class B	1,138	363,494
	Swiss Reinsurance Co., Ltd.	25,028	1,234,101
	Xstrata PLC	22,787	431,552
	Zurich Financial Services AG (Inhaberktie)	3,154	809,963
			$ 7,222,247

	UNITED ARAB EMIRATES - 0.4%
	Dragon Oil PLC*	40,971	$ 300,801

	UNITED KINGDOM - 15.6%
	AstraZeneca PLC	28,995	$ 1,292,647
	Aviva PLC	56,296	329,029
	BAE Systems PLC	73,267	412,658
	Barclays PLC (Ordinary)	295,759	1,616,439
	BG Group PLC	9,594	165,979
	BHP Billiton PLC	26,071	893,765
	BP PLC	76,512	723,525
	British American Tobacco PLC	11,586	399,212
	Carnival PLC	11,377	466,823
	Ensco PLC	7,172	321,162
	HSBC Holdings PLC	128,720	1,304,306
	Investec PLC	72,677	594,214
	Next PLC	7,714	253,218
	Rio Tinto PLC	10,458	619,479
	Sage Group PLC (The)	72,930	264,510
	Schroders PLC	19,072	407,050
	Taylor Wimpey PLC	255,997	146,203
	WPP PLC	35,276	365,475
			$ 10,575,694

TOTAL EQUITY INTERESTS - 99.6% (identified cost, $58,565,978)			$ 67,398,519

OTHER ASSETS, LESS LIABILITIES - 0.4%			265,661

NET ASSETS - 100.0%			$ 67,664,180

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security.
(1)	This security or a portion of the security is out on loan at March 31, 2010. Total loaned securities had a market value of $1,361,125 at March 31, 2010.

The Fund did not have any financial instruments outstanding at March 31, 2010.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

	Gross unrealized appreciation		$ 11,356,641

	Gross unrealized depreciation		(2,524,100)

	Net unrealized appreciation		$ 8,832,541

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Assets Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	67,398,519	-	-	67,398,519
Total Investments	$ 67,398,519	$ -	$ -	$ 67,398,519

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of March 31, 2010, whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.

Wright Major Blue Chip Equities Fund (WMBC)

Portfolio of Investments - As of March 31, 2010 (Unaudited)

		Shares	Value

	EQUITY INTERESTS - 101.0%

	AEROSPACE - 5.5%
	General Dynamics Corp.	4,950	$ 382,140
	Honeywell International, Inc.	5,655	256,002
	Northrop Grumman Corp.	7,125	467,186
	Raytheon Co.	3,480	198,778
	United Technologies Corp.	2,370	174,456
			$ 1,478,562

	AUTOMOBILES & COMPONENTS - 1.0%
	Ford Motor Co.*	14,050	$ 176,608
	Johnson Controls, Inc.	2,665	87,918
			$ 264,526

	BANKS - 3.6%
	Bank of America Corp.	22,415	$ 400,108
	Bank of New York Mellon Corp. (The)	4,060	125,373
	Wells Fargo & Co.	13,855	431,168
			$ 956,649

	CAPITAL GOODS - 4.0%
	General Electric Co.	36,595	$ 666,029
	Lockheed Martin Corp.	4,905	408,194
			$ 1,074,223

	COMMUNICATIONS EQUIPMENT - 2.4%
	Cisco Systems, Inc.*	4,060	$ 105,682
	Harris Corp.	6,890	327,206
	L-3 Communications Holdings, Inc.	2,240	205,251
			$ 638,139

	COMPUTERS & PERIPHERALS - 10.5%
	Apple, Inc.*	2,990	$ 702,441
	Hewlett-Packard Co.	19,600	1,041,740
	International Business Machines Corp.	8,395	1,076,659
			$ 2,820,840

	CONSUMER DURABLES & APPAREL - 1.2%
	Coach, Inc.	3,705	$ 146,422
	D.R. Horton, Inc.	13,345	168,147
			$ 314,569

	DIVERSIFIED FINANCIALS - 8.6%
	American Express Co.	7,690	$ 317,289
	Discover Financial Services	8,600	128,140
	Fiserv, Inc.*	2,075	105,327
	Goldman Sachs Group, Inc. (The)	3,220	549,429
	JPMorgan Chase & Co.	15,215	680,871
	Mastercard, Inc. - Class A	840	213,360
	PNC Financial Services Group, Inc.	5,175	308,948
			$ 2,303,364

	ENERGY - 10.3%
	Cameron International Corp.*	3,110	$ 133,295
	Chesapeake Energy Corp.	3,935	93,023
	Chevron Corp.	12,465	945,221
	ENSCO International PLC, ADR	4,185	187,404
	Exxon Mobil Corp.	8,005	536,175
	FMC Technologies, Inc.*	3,650	235,900
	National Oilwell Varco, Inc.	10,955	444,554
	Peabody Energy Corp.	4,115	188,056
			$ 2,763,628

	FOOD, BEVERAGE & TOBACCO - 3.1%
	Altria Group, Inc.	13,730	$ 281,740
	Archer-Daniels-Midland Co.	10,295	297,526
	Coca-Cola Enterprises, Inc.	6,195	171,354
	Whole Foods Market, Inc.*	2,160	78,084
			$ 828,704

	HEALTH CARE EQUIPMENT & SERVICES - 4.6%
	Aetna, Inc.	2,875	$ 100,941
	Express Scripts, Inc.*	3,430	349,037
	Medtronic, Inc.	7,970	358,889
	UnitedHealth Group, Inc.	1,880	61,420
	WellPoint, Inc.*	5,700	366,966
			$ 1,237,253

	HEAVY MACHINERY - 0.4%
	Dover Corp.	2,225	$ 104,019

	HOTELS, RESTAURANTS & LEISURE - 1.5%
	Carnival Corp.	4,265	$ 165,823
	McDonald's Corp.	1,300	86,736
	Wyndham Worldwide Corp.	5,360	137,913
			$ 390,472

	HOUSEHOLD DURABLES - 2.2%
	Procter & Gamble Co. (The)	9,410	$ 595,371

	INSURANCE - 6.8%
	Aflac, Inc.	6,950	$ 377,315
	Chubb Corp.	9,880	512,278
	CIGNA Corp.	2,600	95,108
	Genworth Financial, Inc.*	9,210	168,911
	MetLife, Inc.	3,010	130,453
	Prudential Financial, Inc.	2,430	147,015
	Torchmark Corp.	1,985	106,217
	Travelers Cos, Inc. (The)	3,410	183,935
	Unum Group	4,230	104,777
			$ 1,826,009

	MATERIALS - 3.5%
	Ball Corp.	2,045	$ 109,162
	Bemis Co., Inc.	4,010	115,167
	EI du Pont de Nemours & Co.	6,295	234,426
	Freeport-McMoRan Copper & Gold, Inc.	960	80,198
	Nucor Corp.	1,545	70,112
	Pactiv Corp.*	8,770	220,829
	Precision Castparts Corp.	905	114,673
			$ 944,567

	MEDIA - 2.7%
	Comcast Corp. - Class A	9,690	$ 182,366
	McGraw-Hill Cos., Inc. (The)	4,560	162,564
	Omnicom Group, Inc.	2,345	91,009
	Viacom, Inc. - Class B*	8,280	284,666
			$ 720,605

	PHARMACEUTICALS & BIOTECHNOLOGY - 9.3%
	Amgen, Inc.*	7,460	$ 445,810
	Biogen Idec, Inc.*	2,130	122,177
	Forest Laboratories, Inc.*	6,875	215,600
	Johnson & Johnson	11,490	749,148
	McKesson Corp.	1,650	108,438
	Pfizer, Inc.	38,505	660,361
	Watson Pharmaceuticals, Inc.*	4,160	173,763
			$ 2,475,297

	RETAILING - 8.1%
	Big Lots, Inc.*	6,870	$ 250,205
	CVS Caremark Corp.	13,800	504,528
	Estee Lauder Cos., Inc. (The)	4,190	271,805
	Family Dollar Stores, Inc.	4,460	163,281
	Ross Stores, Inc.	2,635	140,893
	Sherwin-Williams Co. (The)	1,930	130,622
	Urban Outfitters, Inc.*	4,765	181,213
	Wal-Mart Stores, Inc.	9,610	534,316
			$ 2,176,863

	SOFTWARE & SERVICES - 6.9%
	CA, Inc.	9,080	$ 213,108
	Computer Sciences Corp.*	2,380	129,686
	Compuware Corp.*	10,075	84,630
	Google, Inc. - Class A*	370	209,794
	Microsoft Corp.	11,605	339,678
	Oracle Corp.	33,825	868,964
			$ 1,845,860

	TELECOMMUNICATION SERVICES - 2.9%
	AT&T, Inc.	9,300	$ 240,312
	CenturyTel, Inc.	2,625	93,082
	Verizon Communications, Inc.	13,995	434,125
			$ 767,519

	UTILITIES - 1.9%
	Constellation Energy Group, Inc.	5,285	$ 185,556
	Exelon Corp.	7,350	322,003
			$ 507,559

TOTAL EQUITY INTERESTS - 101.0% (identified cost, $25,604,975)			$ 27,034,598

	SHORT-TERM INVESTMENTS - 0.0%

	Fidelity Government Money Market Fund, 0.03%	8,000	$ 8,000

TOTAL SHORT-TERM INVESTMENTS - 0.0% (identified cost, $8,000)			$ 8,000

TOTAL INVESTMENTS - 101.0% (identified cost, $25,612,975)			$ 27,042,598

OTHER ASSETS, LESS LIABILITIES - (1.0)%			(269,743)

NET ASSETS - 100.0%			$ 26,772,855

ADR	American Depositary Receipt
PLC	Public Limited Company

* Non-income producing security.

The Fund did not have any financial instruments outstanding at March 31, 2010.

The cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

	Gross unrealized appreciation		$ 2,992,567

	Gross unrealized depreciation		(1,562,944)

	Net unrealized appreciation		$ 1,429,623

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Assets Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	27,034,598	-	-	27,034,598
Short-Term Investments	8,000	-	-	8,000
Total Investments	$ 27,042,598	$ -	$ -	$ 27,042,598

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of March 31, 2010, whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.

Wright Selected Blue Chip Equities Fund (WSBC)

Portfolio of Investments - As of March 31, 2010 (Unaudited)

	Shares	Value

EQUITY INTERESTS - 96.3%

AEROSPACE & DEFENSE - 0.7%
BE Aerospace, Inc.*	4,750	$ 144,637

AUTOMOBILE & COMPONENTS - 0.7%
Oshkosh Corp.	3,310	$ 133,525

BANKS - 2.4%
Commerce Bancshares, Inc.	4,790	$ 197,061
SVB Financial Group*	5,960	278,094
		$ 475,155

CAPITAL GOODS - 2.9%
SPX Corp.	4,365	$ 289,487
Thomas & Betts Corp.*	7,095	278,408
		$ 567,895

CHEMICALS - 1.4%
Ashland, Inc.	1,700	$ 89,709
Cytec Industries, Inc.	2,155	100,725
Olin Corp.	4,200	82,404
		$ 272,838

COMMERCIAL SERVICES & SUPPLIES - 3.8%
Corrections Corporation of America*	3,515	$ 69,808
Global Payments, Inc.	4,310	196,320
Manpower, Inc.	3,690	210,773
Navigant Consulting, Inc.*	6,970	84,546
Teleflex, Inc.	2,780	178,115
		$ 739,562

CONSUMER PRODUCTS - 2.0%
99 Cents Only Stores*	6,235	$ 101,630
Mohawk Industries, Inc.*	2,690	146,282
Priceline.com, Inc.*	570	145,350
		$ 393,262

DIVERSIFIED FINANCIALS - 4.3%
Affiliated Managers Group, Inc.*	3,460	$ 273,340
Astoria Financial Corp.	3,525	51,112
Lender Processing Services, Inc.	2,210	83,427
Raymond James Financial, Inc.	7,317	195,657
SEI Investments Co.	6,295	138,301
Towers Watson & Co.	2,040	96,900
		$ 838,737

EDUCATION - 0.9%
ITT Educational Services, Inc.*	1,530	$ 172,094

ELECTRONIC EQUIPMENT & INSTRUMENTS - 8.6%
AMETEK, Inc.	3,370	$ 139,720
Arrow Electronics, Inc.*	7,715	232,453
Avnet, Inc.*	11,010	330,300
Hubbell, Inc. - Class B	4,425	223,153
Lincoln Electric Holdings, Inc.	2,440	132,565
Pentair, Inc.	4,880	173,826
Rovi Corp.*	2,720	100,994
Synopsys, Inc.*	4,370	97,757
Tech Data Corp.*	2,270	95,113
Vishay Intertechnology, Inc.*	14,475	148,079
		$ 1,673,960

ENERGY - 5.5%
Cimarex Energy Co.	3,745	$ 222,378
Energen Corp.	6,695	311,518
FMC Technologies, Inc.*	2,215	143,155
Helix Energy Solutions Group, Inc.*	7,170	93,425
Oceaneering International, Inc.*	2,180	138,408
Patterson-UTI Energy, Inc.	5,895	82,353
Tidewater, Inc.	1,700	80,359
		$ 1,071,596

FOOD, BEVERAGE & TOBACCO - 1.3%
Ralcorp Holdings, Inc.*	2,555	$ 173,178
Universal Corp.	1,530	80,616
		$ 253,794

HEALTH CARE EQUIPMENT & SERVICES - 9.1%
Community Health Systems, Inc.*	2,835	$ 104,697
Health Management Associates, Inc. - Class A*	16,800	144,480
Henry Schein, Inc.*	2,835	166,982
Kindred Healthcare, Inc.*	5,100	92,055
Kinetic Concepts, Inc.*	4,650	222,317
LifePoint Hospitals, Inc.*	5,955	219,025
Lincare Holdings, Inc.*	11,745	527,116
Service Corp. International	10,990	100,888
STERIS Corp.	3,915	131,779
WellCare Health Plans, Inc.*	1,970	58,667
		$ 1,768,006

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
Church & Dwight Co., Inc.	2,440	$ 163,358
Tupperware Brands Corp.	3,405	164,189
		$ 327,547

INSURANCE - 8.2%
American Financial Group, Inc.	5,130	$ 145,949
Everest Re Group, Ltd.	1,700	137,581
HCC Insurance Holdings, Inc.	12,255	338,238
Horace Mann Educators Corp.	8,070	121,534
Protective Life Corp.	6,640	146,014
Reinsurance Group of America, Inc.	2,440	128,149
StanCorp Financial Group, Inc.	6,175	294,115
W.R. Berkley Corp.	11,122	290,173
		$ 1,601,753

MACHINERY - 0.7%
Wabtec Corp.	3,120	$ 131,414

MATERIALS - 9.9%
Airgas, Inc.	1,665	$ 105,927
Crane Co.	3,010	106,855
FMC Corp.	1,645	99,588
Joy Global, Inc.	3,970	224,702
Lubrizol Corp.	3,520	322,854
Reliance Steel & Aluminum Co.	2,610	128,490
Sonoco Products Co.	3,915	120,543
Steel Dynamics, Inc.	5,470	95,561
Temple-Inland, Inc.	9,135	186,628
Terra Industries, Inc.	4,200	192,192
Timken Co. (The)	5,900	177,059
Valmont Industries, Inc.	1,530	126,730
Worthington Industries, Inc.	2,735	47,288
		$ 1,934,417

OIL & GAS - 2.3%
Newfield Exploration Co.*	4,000	$ 208,200
Plains Exploration & Production Co.*	3,120	93,569
Pride International, Inc.*	1,820	54,800
Unit Corp.*	2,210	93,439
		$ 450,008

PHARMACEUTICALS & BIOTECHNOLOGY - 2.5%
Endo Pharmaceuticals Holdings, Inc.*	10,040	$ 237,848
Perrigo Co.	4,315	253,377
		$ 491,225

REAL ESTATE - 4.3%
Hospitality Properties Trust (REIT)	9,020	$ 216,029
Jones Lang LaSalle, Inc.	2,215	161,451
NVR, Inc.*	395	286,968
UDR, Inc.	10,356	182,680
		$ 847,128

RETAILING - 9.5%
Aeropostale, Inc.*	7,525	$ 216,946
Brinker International, Inc.	9,755	188,076
Dick's Sporting Goods, Inc.*	13,050	340,736
Dollar Tree, Inc.*	2,610	154,564
Foot Locker, Inc.	4,650	69,936
Guess?, Inc.	3,970	186,511
Phillips-Van Heusen Corp.	3,915	224,564
Rent-A-Center, Inc.*	5,550	131,258
Ross Stores, Inc.	6,465	345,684
		$ 1,858,275

SOFTWARE & SERVICES - 9.0%
Acxiom Corp.*	18,215	$ 326,777
ANSYS, Inc.*	2,260	97,496
F5 Networks, Inc.*	3,940	242,349
Factset Research Systems, Inc.	1,420	104,185
Fair Isaac Corp.	3,745	94,898
Ingram Micro, Inc.*	8,935	156,809
McAfee, Inc.*	2,100	84,273
Parametric Technology Corp.*	11,180	201,799
Sybase, Inc.*	9,475	441,725
		$ 1,750,311

TELECOMMUNICATION SERVICES - 1.8%
Harte-Hanks, Inc.	5,735	$ 73,752
NeuStar, Inc. - Class A*	5,135	129,402
Syniverse Holdings, Inc.*	3,685	71,747
ValueClick, Inc.*	8,280	83,959
		$ 358,860

UTILITIES - 2.8%
MDU Resources Group, Inc.	14,358	$ 309,846
ONEOK, Inc.	5,330	243,314
		$ 553,160

TOTAL EQUITY INTERESTS - 96.3% (identified cost, $15,208,495)		$ 18,809,159

SHORT-TERM INVESTMENTS - 2.6%

Fidelity Government Money Market Fund, 0.03%	511,844	$ 511,844

TOTAL SHORT-TERM INVESTMENTS - 2.6% (identified cost, $511,844)		$ 511,844

TOTAL INVESTMENTS - 98.9% (identified cost, $15,720,339)		$ 19,321,003

OTHER ASSETS, LESS LIABILITIES - 1.1%		211,587

NET ASSETS - 100.0%		$ 19,532,590

REIT - Real Estate Investment Trust

* Non-income producing security.

The Fund did not have any financial instruments outstanding at March 31, 2010.

The cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

	Gross unrealized appreciation		$ 3,894,933

	Gross unrealized depreciation		(294,269)

	Net unrealized appreciation		$ 3,600,664

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Assets Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	18,809,159	-	-	18,809,159
Short-Term Investments	511,844	-	-	511,844
Total Investments	$ 19,321,003	$ -	$ -	$ 19,321,003

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of March 31, 2010, whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.

Item 2.  Controls and Procedures.

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reporting within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

 (b) There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Equity Trust (On behalf of Wright Selected Blue Chip Equities Fund, Wright Major Blue Chip Equities Fund, and Wright International Blue Chip Equities Fund

By:	/s/ Peter M. Donovan
Peter M. Donovan
President

Date:	April 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Donovan
Peter M. Donovan
President

Date:	April 30, 2010

By:	/s/ Gale L. Bertrand
Gale L. Bertrand
Treasurer

Date:	April 28, 2010